Supplementary Financial Information	12 Months Ended
Dec. 31, 2015
Supplemental Cash Flow Information [Abstract]
Supplementary Financial Information
SUPPLEMENTARY FINANCIAL INFORMATION

Fair Value of Debt

	December 31, 2015		December 31, 2014
Debt:	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Borrowings under debtor-in-possession credit facilities (Note 8)	$5,400	$5,393	$5,400	$5,400

EFIH determines fair value in accordance with accounting standards, and at December 31, 2015, EFIH's fair value represents Level 2 valuations. EFIH obtains security pricing from an independent party who uses broker quotes and third-party pricing services to determine fair values. Where relevant, these prices are validated through subscription services such as Bloomberg. The fair value estimates of EFIH's pre-petition notes, loans and other debt reported as liabilities subject to compromise have been excluded from the table above. As a result of EFIH's ongoing Chapter 11 Cases, obtaining the fair value estimates of its pre-petition debt subject to compromise as of December 31, 2015 is impractical, and the fair values will ultimately be decided through the Chapter 11 Cases.

Interest Income on Affiliate Securities — In 2013, as a result of the distribution of all the EFH Corp. 10.875% Notes and EFH Corp. Toggle Notes EFIH held, EFIH recorded a gain of $284 million (pretax) representing the reclassification to interest income of mark-to-market gains previously recorded in accumulated other comprehensive income (AOCI). See Note 11.

Supplemental Cash Flow Information

	Year Ended December 31,
	2015	2014	2013
Cash payments (receipts) related to:
Interest paid	$526	$376	$619
Income taxes	—	—	(5)
Reorganization items (a)	126	38	—
Noncash investing and financing activities:
Principal amount of toggle notes issued in lieu of cash interest (Note 9)	—	—	173
Parent's payment of interest on pushed-down debt accounted for as a contribution of capital (net of tax) (Note 9)	—	—	23
Reduction of debt pushed down from EFH Corp. (Note 9) (b)	—	—	(420)
Debt exchange transactions (c)	—	(85)	14
Distribution to EFH Corp. of debt held as an investment (Note 11)	—	—	(5,778)
Income tax on interest received on holdings of affiliate debt (Note 11)	—	—	(88)
Income tax adjustment related to AMT utilization (d)	3	—	—

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(a)	Represents cash payments for legal and other professional services reported in reorganization items (See Note 7).

(b)	For the year ended December 31, 2013, represents $838 million principal amount of EFH Corp. debt exchanged (at 50%). See Note 8.

(c)
For the year ended December 31, 2014, represents $1.836 billion principal amount of loans issued under the EFIH DIP Facility in excess of the $1.673 billion principal amount of EFIH First Lien Notes exchanged and $78 million of related accrued interest. For the year ended December 31, 2013 represents, $1.302 billion of EFIH debt issued in exchange for $1.310 billion of EFH Corp. and EFIH debt and $89 million of EFIH debt issued in exchange for $95 million of EFH Corp. debt. See Note 8

(d)	Represents a reduction to EFIH's investment in Oncor Holdings due to an income tax adjustment related to alternative minimum tax (AMT) utilization by Oncor.